STOCK-BASED COMPENSATION - outstanding unvested stock activities (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2019
New grants or issues		30,000
ENERGY VAULT HOLDINGS, INC
New grants or issues	147,000
ENERGY VAULT HOLDINGS, INC | Common Stock
Balances outstanding at beginning	450,424
New grants or issues	889,883
Common stock vested	(425,814)
Balances outstanding at ending	914,493